Long-term Incentive Plan - Summary of Long-term Incentive Plan (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of long-term incentive plan [abstract]
Opening balance	$ 11.5	$ 2.1
Charge to income statement	51.3	9.1	$ 1.1
Salares Norte project costs capitalised	0.6
Translation adjustment	3.8	0.3
Balance at end of the year	67.2	11.5	$ 2.1
Current portion of long-term incentive plan	(33.8)	0.0
Non-current portion of long-term incentive plan	$ 33.4	$ 11.5